[GRAPHIC OMITTED]

                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                                   SEMIANNUAL
                                     REPORT

                                 APRIL 30, 2000
                                   (UNAUDITED)

                                 WARBURG PINCUS
                      INTERMEDIATE MATURITY GOVERNMENT FUND

                                    (BULLET)

                                 WARBURG PINCUS
                      NEW YORK INTERMEDIATE MUNICIPAL FUND

                                    (BULLET)

                                 WARBURG PINCUS
                                FIXED INCOME FUND

                                    (BULLET)

                                 WARBURG PINCUS
                            GLOBAL FIXED INCOME FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG(800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES.
NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000

Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus Intermediate Maturity Government Fund had a return of 1.00%, vs. a return of 1.05% for the Lehman Brothers Intermediate Government Bond Index.* The Fund's one-year return through April 30, 2000 was 1.00%. Its five-year, 10-year and since-inception (on August 22, 1988) average annual total returns through April 30, 2000 were 5.86%, 7.17% and 7.27%, respectively.

   The domestic bond market continued to struggle, hampered by a difficult interest-rate backdrop. The Federal Reserve raised interest rates three times during the six months, while leaving the door open to additional increases, reflecting its ongoing effort to keep inflation under control within a strong economy. Still, most major bond indexes had positive results for the period in terms of total return, i.e., bond-price changes plus coupon income. Factors that helped bonds, and government bonds in particular, included late-period volatility in the stock market (which increased demand for safety and liquidity) and announced buybacks of Treasury securities.

   Our strategy throughout was to manage the Fund's interest-rate exposure from a risk-reward perspective. In practice, this meant extending the Fund's duration when inflation-adjusted yields were, in our view, attractive, and reducing duration when we believed market fundamentals were less favorable. We sought to keep a firm hand on risk, and thus attempted to err on the side of caution.

   In  terms  of  sector   allocation,   we   maintained  a  bias  in  favor  of
government-agency bonds, including mortgage "pass through" bonds. We deemed agency bonds to be compelling on a risk-adjusted yield basis: They continued to offer higher yields compared to yields on comparable-maturity Treasury bonds, yet with minimal added credit risk.

   Going forward, our efforts will remain devoted to providing what we deem to be attractive levels of yield while maintaining a high-quality portfolio. In this context, we will continue to make duration and sector adjustments to the Fund based on risk-vs.-reward considerations.

M. Anthony E. van Daalen
Portfolio Manager


---------------------
* The Lehman Brothers Intermediate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000

Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus New York Intermediate Municipal Fund had a gain of 1.61%, vs. a gain of 1.22% for the Lehman Brothers Five-Year Municipal Bond Index.* The Fund's one-year return through April 30, 2000 was a negative 0.07%. Its five- and 10-year average annual total returns through April 30, 2000 were 4.47% and 5.85%, respectively.

   Municipal bonds struggled during the period, reflecting a difficult interest-rate environment. Due to a strong economy, the Federal Reserve continued its efforts to control inflation by raising interest rates, moves that weighed on bond prices. Still, most municipal-bond indexes had gains in terms of total return (which includes coupon income) for the six months, and municipal bonds performed well vs. their taxable counterparts. Factors that helped mitigate interest-rate and inflation worries included a supportive supply backdrop, with the strong and improving financial conditions of municipalities resulting in less debt issuance.

   We made few noteworthy changes to the Fund during the period in terms of its interest-rate exposure. We kept the Fund's average duration fairly close to that of its benchmark, making marginal adjustments as we deemed appropriate on a risk-vs.-reward basis. Our duration-management strategy contributed positively to the Fund's relative showing for the six months.

   With respect to credit exposure, we maintained a strong bias in favor of high-quality bonds (i.e., bonds rated A or higher). Yield spreads between high-quality and lower-quality debt remained too narrow, in our view, to justify the added credit risk. By sector, we maintained a mix of general-obligation and revenue bonds, while largely avoiding health-care issues due to the industry's uncertain regulatory backdrop.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Looking ahead, we have a favorable outlook on the New York municipal-bond market, based on the potential for a continued supportive supply/demand backdrop. We believe that supply should remain fairly stable, and could quite possibly decline further, barring an unforeseen economic recession. We believe that demand, meanwhile, is unlikely to fade, given municipal bonds' currently compelling after-tax yields, especially for high-net-worth investors (which are abundant in New York). Also standing to support the municipal-bond market is continued credit upgrades, which lately have far outpaced downgrades both within New York and nationally. Set within this environment, we will continue to strive to identify bonds we judge to have the most attractive risk-adjusted after-tax yields.



Sharon B. Parente                          Patrick A. Bittner
Co-Portfolio Manager                       Co-Portfolio Manager

   A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

-------------
* The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds, and is compiled by Lehman Brothers Inc.

WARBURG PINCUS FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000

Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus Fixed Income Fund had a gain of 0.10%, vs. a gain of 1.06% for the Lehman Brothers Intermediate Government/Corporate Bond Index.* The Fund's one-year return through April 30, 2000 was 0.04%. Its five-year, 10-year and since-inception (on August 17, 1987) average annual total returns through April 30, 2000 were 6.45%, 7.34 % and 7.21%, respectively.

   The U.S. bond market continued to struggle, hampered by the Federal Reserve's ongoing campaign to keep inflation at bay by raising interest rates (the Fed increased rates three times during the six months). On a positive note, bonds performed relatively well over the latter half of the period. This reflected heightened volatility in the stock market, which sparked periodic flights to safety; an improving supply/demand backdrop for Treasuries, especially long-term Treasuries; and growing optimism that the Fed's rate hikes would end sooner rather than later.

   The Fund managed only a slight gain for the period, restrained by the difficult environment for bonds and by its continued emphasis on corporate and mortgage-backed bonds, which lagged Treasury securities in terms of total return (i.e., bond-price changes plus coupon income). That notwithstanding, we continued to view non-Treasury bonds as quite attractive on a relative-yield basis.

   We made no material changes to the Fund during the period in terms of basic strategy, maintaining a focus on intermediate-term, high-quality bonds (the Fund's average credit rating remained AA through the period) in order to limit overall risk. We did, however, reduce the Fund's duration somewhat, a move we deemed appropriate, given the prospects for continued Fed rate increases.

   With regard to sector allocation, the most noteworthy move we made was to further raise the Fund's weighting in mortgage-backed securities, which we viewed as increasingly attractive from a risk-adjusted-yield perspective. Our buying activity here was focused on Fannie Mae bonds carrying coupons in the 7% to 8% range. We also maintained exposure to other agency mortgage-backed bonds as well as commercial mortgage-backed securities. Elsewhere, we maintained a significant weighting in corporate issues, which we also judged to have compelling yields. As indicated, we remained underweighted in Treasury bonds.

WARBURG PINCUS FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Looking ahead, our view on the long-term picture for inflation and interest rates remains constructive, though we see potential for continued upward pressure on rates over the intermediate term. In this context, we plan to maintain a fairly conservative duration stance, as we continue our efforts to identify bonds with attractive risk-adjusted yields and appreciation potential.


M. Anthony E. van Daalen
Portfolio Manager




-----------------
* The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------

                                                                   June 20, 2000
Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus Global Fixed Income Fund had a gain of 1.14%, vs. returns of 3.37% for the Salomon Brothers World Government Bond Index (Currency-Hedged)1, 1.41% for the Lehman Brothers Aggregate Bond Index2 and 2.02% for a Composite Benchmark3. The Fund's one-year return through April 30, 2000 was a negative 1.01%. Its five-year and since-inception (on November 1, 1990) average annual total returns through April 30, 2000 were 6.80% and 7.00%, respectively.

   Global bond markets had mixed results for the period, with performance varying by region. Within Europe, most bond markets had positive returns, though performance was restrained by worries that a growing regional economy would put upward pressure on inflation. The U.S. market also saw positive, albeit modest, results, tempered by a difficult interest-rate backdrop. Elsewhere in developed markets, Canadian and Australian bonds rallied while Japanese bonds were mostly flat. Emerging-market bonds, meanwhile, had generally solid showings, buoyed by continued optimism over the group's revenue growth and potential for credit upgrades (however, high-yield bonds within developed markets were less impressive).

   The Fund had only a modest gain for the six months, restrained by the uncertain interest-rate and inflation environment and by weakness in specific issues, for example certain of its U.S. corporate holdings. On the positive side, relatively good performers for the Fund included its U.S. Treasury securities (roughly 14% of the Fund as of April 30), which were helped by an improving supply/demand backdrop for these issues. Also supporting the Fund was our currency strategy. We continued to hedge the bulk of the Fund's foreign-currency exposure (as of April 30, about 90% of the Fund was denominated in or hedged into U.S. dollars), which proved beneficial, as most major currencies declined vs. the dollar during the period.

   We made few noteworthy changes to the Fund during the period with respect to its interest-rate exposure, credit-quality profile or regional/currency emphasis. Regarding the first, the Fund's duration stood at 5.42 years on April 30, about equal to its level at the start of the period (though we made several intra-period adjustments as we deemed appropriate from a risk/reward perspective). We remained reluctant to take a more-aggressive stance, reflecting our concerns over the near-term backdrop for interest rates, particularly within the U.S.

   In terms of credit exposure, we maintained a high-quality portfolio (whose average credit rating was AA through the period), though we continued to

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

   have a meaningful weighting in high-yield bonds (about 13% of the Fund as of April 30). In fact, we modestly increased our position in high-yield debt as the period progressed, taking advantage of market volatility to add several issues we judged to be compelling. Our purchases included high-yield U.S. corporate bonds as well as emerging-market issues, in particular those of Latin American countries, where we generally saw the best values.

   Our regional emphasis, through the period, remained on the U.S. and Europe, with a continued bias toward the former. That said, we expect to gradually increase  our  exposure  to  Europe  at  the  expense  of  the  U.S.,  over  the intermediate term, based on our outlook on these respective regions' interest-rate dynamics.

   Looking ahead, we believe that the global economy will continue to improve, with potentially significant growth in certain areas. In this context, we intend to maintain at least some exposure to high-yield bonds and foreign currencies that stand to benefit from economic growth, while taking an overall relatively cautious approach to interest-rate exposure. As ever, we will continue to strive to deliver competitive total returns, focusing on bonds and currencies we deem to have the brightest prospects.


Charles C. Van Vleet
Portfolio Manager

   INTERNATIONAL  INVESTING  ENTAILS  SPECIAL  RISK  CONSIDERATIONS,   INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.


-----------
1 The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.
2 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed
   Securities Index. The Aggregate Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.
3 The Composite Benchmark measures the weighted performance of three component indexes. The weights of the component indexes -- 50% Lehman Brothers Aggregate Index, 35% Salomon Brothers World Government Bond Index Excluding the U.S. (Currency-Hedged), and 15% Merrill Lynch High Yield Master II Index -- correspond to the investment strategy of the fund's manager. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment-grade U.S. domestic bond market.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
AGENCY OBLIGATIONS (1.1%)
$  243,920   Small Business Administration Guaranteed
              Development Participation Certificate
              Series 1992-10B Class 1                   (Aaa, AAA)   04/01/02      7.450  $   244,928
   383,276   Small Business Administration Guaranteed
              Development Participation Certificate
              Series 1992-10C Class 1                   (Aaa, AAA)   07/01/02      6.600      381,472
                                                                                          -----------
TOTAL AGENCY OBLIGATIONS (Cost $627,196)                                                      626,400
                                                                                          -----------
MORTGAGE-BACKED SECURITIES (77.4%)
 2,814,934   Fannie Mae                                 (Aaa, AAA)   12/01/05      6.625    2,684,605
 1,948,088   Fannie Mae                                 (Aaa, AAA)   08/01/07      6.750    1,860,229
 2,000,000   Fannie Mae, Series 1998-15, Class PI       (Aaa, AAA)   02/18/21      5.750    1,868,720
 2,400,000   Fannie Mae, Series 1998-M4, Class B        (Aaa, AAA)   12/25/23      6.424    2,283,300
 1,675,000   Fannie Mae (Callable 12/10/02 @ $100.00)   (Aaa, AAA)   12/10/07      6.560    1,574,621
 2,700,000   Fannie Mae, Series 1998-15, Class PA       (Aaa, AAA)   12/18/19      6.000    2,632,622
   641,531   Fannie Mae                                 (Aaa, AAA)   05/01/29      7.500      628,099
   637,378   Fannie Mae                                 (Aaa, AAA)   07/01/29      7.000      610,090
    26,117   Fannie Mae                                 (Aaa, AAA)   07/01/29      7.500       25,570
   535,961   Fannie Mae                                 (Aaa, AAA)   09/01/29      7.500      524,740
    67,276   Fannie Mae                                 (Aaa, AAA)   10/01/29      7.500       65,868
    26,395   Fannie Mae                                 (Aaa, AAA)   11/01/29      7.000       25,265
    29,258   Fannie Mae                                 (Aaa, AAA)   12/01/29      7.000       28,005
   749,474   Fannie Mae                                 (Aaa, AAA)   01/01/30      8.000      748,772
   941,088   Fannie Mae                                 (Aaa, AAA)   02/01/30      7.000      900,798
    26,535   Fannie Mae                                 (Aaa, AAA)   02/01/30      7.000       25,399
   438,407   Fannie Mae                                 (Aaa, AAA)   03/01/30      7.500      429,227
   436,618   Fannie Mae                                 (Aaa, AAA)   03/01/30      7.500      427,476
   533,746   Fannie Mae                                 (Aaa, AAA)   03/01/30      7.500      522,571
   549,537   Fannie Mae                                 (Aaa, AAA)   03/01/30      7.500      538,031
   434,508   Fannie Mae                                 (Aaa, AAA)   03/01/30      8.000      434,100
   435,562   Fannie Mae                                 (Aaa, AAA)   03/01/30      8.000      435,154
   120,695   Fannie Mae                                 (Aaa, AAA)   03/01/30      8.000      120,582
 2,000,000   Fannie Mae, 1997-51, Class KB              (Aaa, AAA)   03/20/08      7.000    1,940,623
 2,000,000   Fannie Mae, Series 1993-196, Class J       (Aaa, AAA)   10/25/08      5.500    1,846,250
 2,450,000   Fannie Mae, Series 1993-50                 (Aaa, AAA)   09/25/20      5.000    2,270,207
 2,865,000   Federal Farm Credit Bank                   (Aaa, AAA)   05/01/02      5.250    2,766,203
 1,820,000   Federal Home Loan Bank                     (Aaa, AAA)   04/25/02      5.250    1,759,441
 2,250,000   Federal Home Loan Bank                     (Aaa, AAA)   03/06/03      5.720    2,164,550
 3,000,000   Federal Home Loan Bank                     (Aaa, AAA)   09/02/03      5.575    2,853,654
 2,450,000   Financial Assistance Corp.
              (Callable 09/27/00 @ $100.00)             (Aaa, AAA)   09/27/05      9.200    2,475,242
 1,180,000   Freddie Mac                                (Aaa, AAA)   05/15/02      5.500    1,143,936

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------

MORTGAGE-BACKED SECURITIES (CONT'D)
$1,495,000   Freddie Mac                                (Aaa, AAA)   07/15/03      5.750  $ 1,432,418
 2,000,000   Freddie Mac, Series 1490, Class CA         (Aaa, AAA)   04/15/08      6.500    1,932,141
   925,838   GE Capital Mortgage Services, Inc.,
              Series 1994-7, Class A10                  (Aaa, AAA)   02/25/09      6.000      894,222
   612,620   Morgan Stanley Mortgage Trust,
              Series 40 Class 8                         (Aaa, AAA)   07/20/21      7.000      603,746
                                                                                          -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,102,319)                                        43,476,477
                                                                                          -----------
U.S. GOVERNMENT OBLIGATIONS (16.7%)
   910,000   U.S. Treasury Bonds                        (Aaa, AAA)   11/15/11     14.000   1,259,369
 2,000,000   U.S. Treasury Notes                        (Aaa, AAA)   08/15/02      6.375   1,988,652
   140,000   U.S. Treasury Notes                        (Aaa, AAA)   08/15/03      5.750     136,555
 5,760,000   U.S. Treasury Notes                        (Aaa, AAA)   02/15/05      7.500   5,976,317
                                                                                          -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,401,163)                                        9,360,893
                                                                                          -----------
 NUMBER
   OF
 SHARES
 ---------
SHORT TERM INVESTMENTS (4.2%)
 2,346,997   RBB Money Market Portfolio (Cost $2,346,997)                                   2,346,997
                                                                                          -----------
TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $57,477,675*)                                     55,810,767

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                  349,084
                                                                                          -----------
NET ASSETS (100.0%)                                                                       $56,159,851
                                                                                          ===========

--------------------------------------------------------------------------------
+ Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
*  Cost for federal income tax purposes is $57,483,757.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                          RATINGS+
   PAR                                                (MOODY'S/S&P)   MATURITY      RATE%     VALUE
   ----                                                -----------    --------      -----   ----------
MUNICIPAL BONDS (98.6%)
NEW YORK (87.9%)
$1,000,000   New York City General Obligation Bond
              Series A-4                                (Aa2, AA-)    08/01/21      5.900  $ 1,000,000
 1,000,000   Long Island Power Authority Revenue Bond   (Aaa, AAA)    04/01/04      5.000      998,750
 1,750,000   Metropolitan Transportation Authority Commuter
              Facilities Revenue Bond Series C-1        (Aaa, AAA)    07/01/05      6.000    1,822,187
 2,000,000   Metropolitan Transportation Authority Commuter
              Facilities Revenue Bond Series D          (Aaa, AAA)    07/01/05      6.000    2,082,500
 3,000,000   Municipal Assistance Corp. for New York City
              Revenue Bond Series L                     (Aa2, AA)     07/01/04      6.000    3,116,250
 2,000,000   Municipal Assistance Corp. for New York City
              Revenue Bond Series M                      (Aa2, AA)    07/01/06      5.250    2,020,000
 1,350,000   Nassau County New York General Obligation
              Bond General Improvements
              Series R (FGIC Insured)                   (Aaa, AAA)    11/01/02      5.125    1,356,750
 3,000,000   New York City General Obligation Bond
              Series A                                   (A3, A-)     08/01/06      7.000    3,258,750
    60,000   New York City General Obligation
              Bond Series L                              (A3, A-)     08/01/02      5.500       60,900
 2,550,000   New York City Municipal Water Finance Authority
              & Sewer System Revenue Bond Series A
              (Pre-Refunded 06/15/05 @ $101.00)         (Aaa, AAA)    06/15/05      6.000    2,683,875
 2,000,000   New York City Transitional Finance Authority
              Series A (Callable 08/15/09 @ $101.00 )    (Aa3, AA)    08/15/18      5.750    1,997,500
 1,000,000   New York City General Obligation
              Bond Series D                              (A3, A-)     08/01/07      5.750    1,026,250
 1,000,000   New York City General Obligation Bond Series J
              (FGIC Insured) (Callable
              08/01/08 @ $101.00)                       (Aaa, AAA)    08/01/12      5.350      992,500
 1,500,000   New York State Dormitory Authority Revenue Bond
              City University Series B (AMBAC Insured)  (Aaa, AAA)    07/01/03      6.000    1,545,000
 3,000,000   New York State Dormitory Authority Revenue Bond
              Consolidated City University Series A      (Baa1, A)    07/01/05      5.700    3,063,750
 2,000,000   New York State Dormitory Authority Revenue Bond
              Education Facilities Improvement            (A3, A)     05/15/07      6.000    2,075,000
 1,000,000   New York State Dormitory Authority Revenue
              Bond Rockefeller University
              (Callable 07/01/08 @ $101.00)             (Aaa, AAA)    07/01/16      5.000      927,500
 1,000,000   New York State Dormitory Authority Revenue
              Bond Sloan Kettering Memorial
              Cancer Center                             (Aaa, AAA)    07/01/19      5.750    1,000,000
 1,000,000   New York State Dormitory Authority Revenue
              Bond State University Education Facilities
              Series A                                    (A3, A)     05/15/02      5.400    1,008,750
 2,495,000   New York State Dormitory Authority Revenue
              Bond State University Facilities Lease Revenue
              Series A                                  (Aaa, AAA)    07/01/06      5.750    2,582,325
 1,000,000   New York State Dormitory Authority Revenue
              Bond Upstate Community Colleges Series A   (Baa1, A)    07/01/02      5.300    1,006,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                          RATINGS+
   PAR                                                (MOODY'S/S&P)   MATURITY      RATE%     VALUE
   ----                                                -----------    --------      -----   ----------
MUNICIPAL BONDS (CONT'D)
$2,000,000   New York State General Obligation
              Bond Series C                              (A2, A+)     10/01/03      6.000  $ 2,065,000
 1,200,000   New York State General Obligation
              Bond Series C                              (A2, A+)     10/01/04      6.000    1,246,500
 1,000,000   New York State General Obligation
              Bond Series F                              (A2, A+)     09/15/04      5.000      998,750
 2,245,000   New York State General Obligation
              Bond Series F                              (A2, A+)     09/15/06      5.000    2,230,969
 1,000,000   New York State Housing Finance Agency
              (Pre-Refunded 09/15/05 @ $102.00) Series A(Aaa, AAA)    09/15/05      6.500    1,085,000
 1,000,000   New York State Local Government Assistance
              Corp. Revenue Bond Series A               (Aaa, AAA)    04/01/05      5.000      997,500
 1,000,000   New York State Local Government Assistance
              Corp. Revenue Bond Series A                (A3, AA-)    04/01/05      5.400    1,012,500
  600,000    New York State Local Government Assistance
              Corp. Revenue Bond Series A                (A3, AA-)    04/01/06      6.000      625,500
 1,125,000   New York State Local Government Assistance
              Corp. Revenue Bond Series A               (Aaa, AAA)    04/01/06      6.000    1,174,219
 1,000,000   New York State Local Government Assistance
              Corp. Revenue Bond Series A                (A3, AA-)    04/01/07      6.000    1,045,000
 1,265,000   New York State Local Government Assistance
              Corp. Revenue Bond Series A (FGIC Insured)(Aaa, AAA)    04/01/04      5.000    1,265,000
 1,025,000   New York State Mortgage Finance Agency
              (Callable 11/23/09 @ $101.00)              (Aa1, NR)    10/01/15      5.900    1,030,125
 1,000,000   New York State Power Authority Revenue Bond
              Series C                                  (Aa3, AA-)    02/15/04      5.000    1,001,250
 2,000,000   New York State Thruway Authority General
              Revenue Bond Series E
              (Callable 01/01/08 @ $101.00)             (Aa3, AA-)    01/01/15      5.250    1,900,000
 2,000,000   New York State Thruway Authority Service
              Contract Local Highway & Bridge Revenue
              Bonds (Callable 04/01/09 @ $101.00)       (Baa1, AAA)   04/01/14      5.750    2,035,000
 3,000,000   New York State Thruway Authority Service
              Contract Revenue Bond Local Highway &
              Bridges Series A                          (Aaa, AAA)    01/01/04      6.000    3,093,750
 1,000,000   New York State Urban Development Corp.
              (Callable 01/01/09 @ $101.00)             (Aaa, AAA)    01/01/13      6.000    1,042,500
 1,000,000   New York State Urban Development Corp.
              Revenue Bond Correctional Capital A
              (AMBAC Insured)                           (Aaa, AAA)    01/01/06      5.400    1,015,000
 1,215,000   Orange County New York General Obligation
              Bond (Callable 07/15/08 @ $101.00 )        (Aa2, NR)    07/15/20      5.000    1,072,238
 3,000,000   Port Authority of New York & New Jersey
              Revenue Bond Consolidated 72nd Series
              (Callable 10/01/02 @ $101.00)              (A1, AA-)    10/01/27      7.350    3,183,750
 1,000,000   Rockland County New York General Obligation
              Bond (Callable 10/15/09 @ $101.00)         (Aa3, AA)    10/15/14      5.500      997,500

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------

MUNICIPAL BONDS (CONT'D)
$1,000,000   Triborough Bridge & Tunnel Authority Revenue
              Bond Series Y                              (Aa3, A+)   01/01/03      5.500  $ 1,015,000
 1,000,000   Triborough Bridge & Tunnel Authority Revenue
              Bond Series Y                              (Aa3, A+)   01/01/06      5.800    1,036,250
 1,000,000   Triborough Bridge & Tunnel Authority General
              Purpose Revenue Bond Series A              (Aa3, A+)   01/01/07      5.500    1,020,000
 1,050,000   Westchester County New York General Obligation
              Bond (Callable 11/01/09 @ $101.00)        (Aaa, AAA)   11/01/18      5.250      968,625
                                                                                          -----------
TOTAL NEW YORK (Cost $70,579,195)                                                          69,781,713
                                                                                          -----------
PUERTO RICO (10.7%)
 1,000,000   Puerto Rico Commonwealth Aqueduct & Sewer
              Authority Revenue Bond                    (Aaa, AAA)   07/01/07      6.000    1,062,500
 1,000,000   Puerto Rico Commonwealth General Obligation
              Bond (MBIA Insured)                       (Aaa, AAA)   07/01/01      5.500    1,012,500
 1,000,000   Puerto Rico Commonwealth Highway &
              Transportation Authority Series X         (Aaa, AAA)   07/01/15      5.500    1,010,000
 2,000,000   Puerto Rico Commonwealth Infrastructure
              Finance Authority Revenue Bond Series A
              (OID)(Callable 01/01/08 @ $101.00)        (Aaa, AAA)   07/01/11      5.000    1,957,500
 1,000,000   Puerto Rico Electric Power Authority Revenue
              Bond Series FF (Callable
              07/01/09 @ $101.50)                       (Aaa, AAA)   07/01/10      5.250    1,006,250
 2,000,000   Puerto Rico Electric Power Authority Revenue
              Bond Series EE (Callable
              07/01/08 @ $101.50)                       (Aaa, AAA)   07/01/16      5.250    1,925,000
   500,000   Puerto Rico Electric Power Authority Revenue
              Bond Series N (Callable
              06/09/00 @ $101.50)                      (Baa1, BBB+)  07/01/00      6.800      501,800
                                                                                          -----------
TOTAL PUERTO RICO (Cost $8,628,020)                                                         8,475,550
                                                                                          -----------
TOTAL MUNICIPAL BONDS (Cost $79,207,215)                                                   78,257,263
                                                                                          -----------
  NUMBER
    OF
  SHARES
----------
MONEY MARKET (0.1%)
    95,472   Municipal Fund For New York Investors, Inc. -
              New York Money (Cost $95,472)                                                    95,472
                                                                                          -----------
TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $79,302,687*)                                     78,352,735

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                                1,057,286
                                                                                          -----------
NET ASSETS (100.0%)                                                                       $79,410,021
                                                                                          ===========
                            INVESTMENT ABBREVIATIONS
              FGIC = Financial Guaranty Insurance Company
             AMBAC = American Municipal Bond Assurance Corporation
              MBIA = Municipal Bond Investors Assurance, Inc.

--------------------------------------------------------------------------------
+ Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
*  Cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
AGENCY OBLIGATIONS (4.9%)
$ 4,400,000  Federal Home Loan Bank                     (Aaa, NR)    08/09/00      5.710  $ 4,394,905
 11,820,000  Freddie Mac Discount Note                   (NA, NA)    07/07/00      5.490#  11,684,490
                                                                                          -----------
TOTAL AGENCY OBLIGATIONS (Cost $16,102,962)                                                16,079,395
                                                                                          -----------
CORPORATE BONDS (27.5%)
  2,000,000  ABN-AMRO Bank NV New York Branch Subordinate
              Deposit Notes (Callable
              08/01/04 @ $100.00)                       (Aa2, AA-)   08/01/09      8.250    1,990,000
  3,000,000  Adelphia Communications                      (B1, B+)   11/15/09      9.375    2,820,000
  1,900,000  Allied Waste North America Series B (Callable
              08/01/04 @ $105.00)                        (B2, B+)    08/01/09     10.000    1,296,750
  7,450,000  AT&T Capital Corp.                          (A1, A+)    11/15/00      7.500    7,471,644
  1,160,000  AT&T Corp.                                  (A1, AA-)   09/15/02      6.500    1,141,150
  4,580,000  Conseco, Inc.                              (Ba1, BBB-)  10/15/06      9.000    2,679,300
  4,500,000  Countrywide Home Loan Co.                    (A3, A)    04/15/09      6.250    3,931,875
  3,660,000  Dime Bancorp, Inc.                         (Ba1, BBB-)  07/25/01      7.000    3,614,250
  3,565,000  Federal-Mogul Corp.                         (Ba2, BB+)  01/15/06      7.375    2,905,475
  3,000,000  Global Crossing Holdings, Ltd.             (Ba2, BB)    11/15/09      9.500    2,940,000
  1,000,000  Globalstar Capital Corp. Senior Notes
              (Callable 02/15/02 @ $105.69)              (CAA, B)    02/15/04     11.375      365,000
  3,115,000  Golden State Escrow Corp.
              (Callable @ Make Whole + 50BP)            (Ba1, BB+)   08/01/03      7.000    2,854,119
  2,980,000  HMH Properties, Inc.++                      (Ba3, NR)   05/15/05      9.500    2,890,600
  1,370,000  Household Finance Corp.                      (A2, A)    05/01/04      6.000    1,286,087
  5,910,000  Household Finance Corp.                      (A2, A)    11/15/08      6.500    5,363,325
  3,050,000  K-Mart Corp.                               (Baa3, BB+)  12/01/04      8.375    2,969,937
  2,110,000  Lehman Brothers Holdings                     (A3, A)    01/15/05      7.750    2,078,350
  3,000,000  Level 3 Communications, Inc. Senior Notes    (B3, B)    05/01/08      9.125    2,625,000
  4,575,000  Lockheed Martin Corp.                      (Baa3, BBB-) 12/01/05      7.950    4,512,094
  3,050,000  Lowe's Companies (Putable 05/15/07 @ $100.00)(A2, A)    05/15/37      7.110    3,023,312
  1,000,000  Nextlink Communications 144A Senior Notes     (B2, B)   12/01/09     10.500      970,000
  3,100,000  NTL Communications Corp. Class B++          (B3, B-)    10/01/08     11.500    3,162,000
  3,700,000  Philip Morris Co., Inc. Notes                (A2, A)    12/01/03      6.800    3,459,500
  2,000,000  Potomac Electric Power Co.
              (Callable 05/15/02 @ $103.21)               (A1, A)    05/15/27      8.500    1,947,500
  3,000,000  PSEG Energy Holdings Series 144A           (Ba1, BBB-)  02/10/04      9.125    3,000,000
  3,400,000  Riggs Capital Trust II Preferred Securities,
              Series C (Callable 03/15/07 @ $104.44)    (Baa3, BB-)  03/15/27      8.875    2,822,000
  2,365,000  Safeway, Inc. (Callable @ Make
              Whole +12.5BP)                            (Baa2, BBB)  09/15/04      7.250    2,305,875
  3,000,000  Saks, Inc.                                 (Baa3, BB+)  07/15/04      7.000    2,778,750
  6,950,000  Union Electric Co. (Callabe
              12/01/01 @ $104.38)                        (A1, AA-)   12/01/21      8.750    6,976,062
  2,885,000  Voicestream Wireless Holding
              (Callable 11/15/04 @ $105.19), Series 144A (B2, B-)    11/15/09     10.375    2,942,700
                                                                                          -----------
TOTAL CORPORATE BONDS (Cost $97,236,025)                                                   89,122,655
                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
ASSET/MORTGAGE BACKED SECURITIES (50.7%)
$11,000,000  Amresco Commercial Mortgage Funding I
              Series 1997-C1, Class B                    (NR, AA)    06/17/29      7.240  $10,599,131
  2,425,000  Asset Securitization Corp. (Nomura Asset
              Securities Corp.) Series 1996-D2, Class A2 (NR, AA)    02/14/29      7.204+   2,320,802
  4,660,000  California Infrastructure, PG&E-1,
              Series 1997-1,
              Class A7 (Callable 09/25/06 @ $100.00)     (NR, NR)    09/25/08      6.420    4,475,594
  2,500,000  Commonwealth Edison Co.                    (Baa2, BBB)  02/01/22      8.625    2,476,078
  5,650,000  Commonwealth Edison Transitional Funding
              Trust, Series 1998-1, Class A6            (Aaa, AAA)   06/25/09      5.630    5,140,455
    190,009  Donaldson, Lufkin, & Jenrette, Inc. Acceptance
              Trust, Series 1989-1, Class F              (NR, NR)    08/01/19     11.000      203,509
  7,987,838  Fannie Mae                                  (Aaa,AAA)   08/01/06      6.000    7,580,958
 12,248,000  Fannie Mae                                  (Aaa,AAA)   02/18/21      5.750   11,444,041
  5,121,490  Fannie Mae                                  (Aaa,AAA)   03/01/28      8.000    5,116,688
     24,408  Fannie Mae                                  (Aaa,AAA)   04/01/29      6.500       22,791
 11,088,383  Fannie Mae                                  (Aaa,AAA)   04/01/29      6.500   10,353,777
    926,728  Fannie Mae                                  (Aaa,AAA)   05/01/29      7.500      907,325
     40,279  Fannie Mae                                  (Aaa,AAA)   06/01/29      6.500       37,611
     69,554  Fannie Mae                                  (Aaa,AAA)   07/01/29      7.500       68,098
    315,590  Fannie Mae                                  (Aaa,AAA)   08/01/29      6.500      294,682
     33,555  Fannie Mae                                  (Aaa,AAA)   08/01/29      7.500       32,852
    590,508  Fannie Mae                                  (Aaa,AAA)   08/01/29      7.500      578,144
     76,159  Fannie Mae                                  (Aaa,AAA)   08/01/29      7.500       74,565
    682,738  Fannie Mae                                  (Aaa,AAA)   08/01/29      7.500      668,443
     25,473  Fannie Mae                                  (Aaa,AAA)   08/01/29      7.500       24,940
    324,703  Fannie Mae                                  (Aaa,AAA)   09/01/29      7.000      310,802
     28,115  Fannie Mae                                  (Aaa,AAA)   09/01/29      7.500       27,526
    111,878  Fannie Mae                                  (Aaa,AAA)   09/01/29      7.500      109,535
     36,415  Fannie Mae                                  (Aaa,AAA)   09/01/29      7.500       35,652
    347,063  Fannie Mae                                  (Aaa,AAA)   10/01/29      6.500      324,070
    667,378  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.000      638,806
     80,325  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500       78,643
     37,439  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500       36,655
     41,168  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500       40,306
    557,813  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500      546,134
     39,205  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500       38,384
    606,236  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500      593,543
     25,510  Fannie Mae                                  (Aaa,AAA)   10/01/29      7.500       24,976
    210,406  Fannie Mae                                  (Aaa,AAA)   10/01/29      8.000      210,208
    317,528  Fannie Mae                                  (Aaa,AAA)   11/01/29      6.500      296,492
     24,761  Fannie Mae                                  (Aaa,AAA)   11/01/29      6.500       23,120
    612,559  Fannie Mae                                  (Aaa,AAA)   11/01/29      6.500      571,977
    679,141  Fannie Mae                                  (Aaa,AAA)   11/01/29      7.500      664,921
    345,148  Fannie Mae                                  (Aaa,AAA)   11/01/29      7.500      337,922
    652,022  Fannie Mae                                  (Aaa,AAA)   11/01/29      7.500      638,370


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$    42,063  Fannie Mae                                 (Aaa,AAA)    11/01/29      7.500  $    41,183
    102,385  Fannie Mae                                 (Aaa,AAA)    11/01/29      7.500      100,241
     55,107  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.000       52,748
  1,111,415  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.000    1,063,832
    145,707  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.000      139,469
    563,400  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.000      539,279
    386,129  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.500      378,044
     46,010  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.500       45,047
  1,745,919  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.500    1,709,364
    193,716  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.500      189,660
    592,813  Fannie Mae                                 (Aaa,AAA)    12/01/29      7.500      580,401
    659,903  Fannie Mae                                 (Aaa,AAA)    01/01/30      6.500      616,184
    369,315  Fannie Mae                                 (Aaa,AAA)    01/01/30      6.500      344,848
    562,656  Fannie Mae                                 (Aaa,AAA)    01/01/30      6.500      525,380
    388,389  Fannie Mae                                 (Aaa,AAA)    01/01/30      6.500      362,658
     25,017  Fannie Mae                                 (Aaa,AAA)    01/01/30      6.500       23,360
    853,008  Fannie Mae                                 (Aaa,AAA)    01/01/30      7.000      816,489
     41,366  Fannie Mae                                 (Aaa,AAA)    01/01/30      7.000       39,595
     51,978  Fannie Mae                                 (Aaa,AAA)    01/01/30      7.000       49,752
    587,510  Fannie Mae                                 (Aaa,AAA)    01/01/30      7.500      575,209
     79,893  Fannie Mae                                 (Aaa,AAA)    01/01/30      7.500       78,220
  1,245,864  Fannie Mae                                 (Aaa,AAA)    01/01/30      7.500    1,219,779
    686,213  Fannie Mae                                 (Aaa,AAA)    01/01/30      8.000      685,569
    654,525  Fannie Mae                                 (Aaa,AAA)    02/01/30      6.500      611,162
    328,071  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.000      314,025
  1,042,321  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.000      997,696
     24,973  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.000       23,904
  1,257,633  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.000    1,203,791
    547,110  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.500      535,713
    100,371  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.500       98,269
     47,491  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.500       46,496
     35,430  Fannie Mae                                 (Aaa,AAA)    02/01/30      7.500       34,688
    219,329  Fannie Mae                                 (Aaa,AAA)    02/01/30      8.000      219,123
    697,609  Fannie Mae                                 (Aaa,AAA)    03/01/30      6.500      651,392
    344,794  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      330,032
    955,534  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      914,625
    423,473  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      405,343
    458,304  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      438,683
    654,096  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      626,092
  1,489,189  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000    1,425,433
    499,568  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      478,180
    726,523  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      695,419
    272,676  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.000      261,002
    932,539  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      913,014
    700,837  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      686,164


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$   700,297  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500  $   685,634
     77,173  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500       75,557
    176,628  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      172,930
    778,007  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      761,718
    780,519  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      764,177
     65,481  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500       64,110
    696,317  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      681,737
     70,225  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500       68,755
    173,902  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      170,261
  2,775,826  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500    2,717,707
    831,249  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      813,845
    999,137  Fannie Mae                                 (Aaa,AAA)    03/01/30      7.500      978,217
    848,368  Fannie Mae                                 (Aaa.AAA)    03/01/30      8.000      847,572
    920,291  Fannie Mae                                 (Aaa,AAA)    03/01/30      8.000      919,428
    569,593  Fannie Mae                                 (Aaa,AAA)    03/01/30      8.000      569,059
    565,674  Fannie Mae                                 (Aaa,AAA)    03/01/30      8.000      565,143
  1,300,212  Fannie Mae                                 (Aaa,AAA)    03/01/30      8.000    1,298,993
  3,038,000  Fannie Mae, Series 1993-196, Class  J      (Aaa,AAA)    10/25/08      5.500    2,804,454
  4,920,000  Fannie Mae, Series 1997-51, Class KB
              Guaranteed REMIC TR                       (Aaa,AAA)    03/20/08      7.000    4,773,932
 11,000,000  Fannie Mae, Series 1997-79, Class KB       (Aaa,AAA)    07/18/26      6.000    9,806,088
  4,700,000  Fannie Mae, Series 1998-M4, Class B        (Aaa,AAA)    12/25/23      6.424    4,471,463
     51,987  Freddie Mac                                (Aaa,AAA)    10/01/01      8.750       52,718
  2,419,433  General Motors Acceptance Corp.,
              Series 1996-C2, Class A                     (NR,AA)    10/15/11      7.350    2,387,145
  1,500,000  General Motors Acceptance Corp.,
              Series 96C-2B, Class B                      (NR, A)    10/15/11      7.530    1,468,508
  1,000,000  General Motors Acceptance Corp.,
              Series1998-C1, Class E                    (Aaa,AAA)    06/03/09      7.154      916,364
  9,099,081  Ginnie Mae                                 (Aaa,AAA)    11/15/27      7.000    8,757,866
  5,573,115  Ginnie Mae                                 (Aaa,AAA)    10/15/28      6.500    5,224,795
  3,185,622  Morgan Stanley Mortgage Trust,
              Series 40, Class 8                         (NR, AAA)   07/20/21      7.000    3,139,477
 10,000,000  Nomura Asset Securites Corp.,
              Series 1998-D6, Class A3                    (NR,A2)    03/17/28      7.224    9,254,652
  4,000,000  Nomura Asset Securities Corp.,
              Series 1993-1, Class B1                    (NR, BBB)   12/15/01      6.680    3,929,620
    580,274  Nomura Asset Securities Corp.,
              Series 1994-4B, Class 4A                  (Aaa, AAA)   09/25/24      8.300      583,161
  1,139,944  Residential Funding Mortgage Securities I,
              Series 96 - S2, Class A1                   (NR, NR)    01/25/11      6.750    1,132,979
  2,500,000  Shurgard Pass-Through CTFS Trust
              (Nomura Asset Securities Corp.),
              Series 1, Class 1                         (Aaa,AAA)    06/15/04      8.240+   2,494,988

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR                                                (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$ 1,035,841  Small Business Administration
              Guaranteed-Development Participation
              Certificate Debenture Series 1992-20D
              (Callable 10/01/02 @ $100.00)             (Aaa, AAA)   04/01/12      8.200  $  1,052,665
                                                                                          ------------
TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $171,083,586)                                 164,460,801
                                                                                          ------------
U.S. TREASURY NOTES (12.9%)
 40,075,000                                             (Aaa, AAA)   05/15/01      8.000    40,695,605
  1,135,000                                             (Aaa, AAA)   08/15/02      6.375     1,128,560
                                                                                          ------------
TOTAL U.S. TREASURY NOTES (Cost $41,923,978)                                                41,824,165
                                                                                          ------------
  NUMBER
    OF
  SHARES
-----------
PREFERRED STOCKS (2.9%)
     36,800  Banco Totta & Acores Financial Corp.,
              Series A (Callable 10/11/06 @ $25.00)                                8.875       841,800
     72,000  Equity Residential Properties Trust,
              Series D REIT (Callable 07/15/07 @ $25.00)++                         8.600     1,552,500
     65,050  Natexis Bank, Series A
              (Callable 06/30/08 @ $100.00)++                                      8.440     5,956,141
     27,250  Prologis Trust, Series C
              (Callable 11/13/26 @ $50.00)                                         8.540     1,062,151
                                                                                          ------------
TOTAL PREFERRED STOCKS (Cost $10,573,125)                                                    9,412,592
                                                                                          ------------
SHORT TERM INVESTMENTS (0.1%)
          1  RBB Money Market Portfolio                                                              1
    331,310  Institutional Money Market Trust                                                  331,310
                                                                                          ------------
TOTAL SHORT TERM INVESTMENTS (Cost $331,311)                                                   331,311
                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $337,250,987*)                                    321,230,919

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                                                 3,222,744
                                                                                          ------------
NET ASSETS (100.0%)                                                                       $324,453,663
                                                                                          ============

                            INVESTMENT ABBREVIATIONS
                       NR = Not Rated
                    REMIC = Real Estate Mortgage Investment Conduit
                     CTFS = Certificates
                     REIT = Real Estate Investment Trust

--------------------------------------------------------------------------------
+ Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
+ On instruments with variable rates, the interest rate shown reflects the current rate as of April 30, 2000.
++ Illiquid security.
#  Rate shown reflects yield to maturity on date of purchase.
*  Cost for federal income tax purposes is $337,324,005.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR+                                               (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
BONDS (90.8%)
ARGENTINA (2.5%)
 $    692,000  (A) Banco Hipotecario SA
                (Putable 12/03/01 @ $100.00)             (B1, NR)    12/03/08     13.000  $    704,110
      740,000  (A) Republic of Argentina, Series XW      (NR, NR)    12/04/05     11.000       726,125
    1,484,000  (A) Telecom Argentina                    (B1, BBB-)   07/12/01      9.750     1,495,130
                                                                                          ------------
                                                                                             2,925,365
                                                                                          ------------
BRAZIL (1.1%)
    1,280,000  (A) Republic of Brazil                    (B2, B+)    04/15/04     11.625     1,272,000
                                                                                          ------------
CANADA (5.3%)
    1,960,000  (A) Newcourt Credit Group, Inc.           (A1, A+)    12/17/03      7.125     1,930,600
    6,845,000  Province of British Columbia             (Aa2, AA-)   12/01/06      5.250     4,323,827
                                                                                          ------------
                                                                                             6,254,427
                                                                                          ------------
CHINA (0.8%)
      985,000  (B) HSBC Capital Funding LP               (NR, NR)    06/30/49      8.030       906,111
                                                                                          ------------
DENMARK (4.6%)
   40,400,000  Kingdom of Denmark                       (Aaa, AAA)   11/15/07      7.000     5,352,929
                                                                                          ------------
GERMANY (7.2%)
    1,173,000  Deutsche Bank AG, Series 144A
                (Callable 06/30/09 @ $100.00)            (A1, A+)    12/29/49      7.872     1,076,941
    2,000,000  German Government                        (Aaa, NR)    01/04/10      5.375     1,828,156
    6,500,000  German Government, Series 99             (Aaa, NR)    07/04/09      4.500     5,577,826
                                                                                          ------------
                                                                                             8,482,923
                                                                                          ------------
ITALY (3.2%)
    4,200,000  Buoni Poloennali Del Tes                  (Aa3, AA)   05/01/03      4.750     3,803,917
                                                                                          ------------
JAPAN (5.2%)
  580,000,000  Japan Government                         (Aa1, AAA)   06/20/05      4.000     6,130,275
                                                                                          ------------
LUXEMBOURG (0.7%)
      986,000  (B) Tyco International Group SA           (NR, A-)    04/04/07      6.125       884,120
                                                                                          ------------
MEXICO (1.2%)
    1,200,000  (A) Cemex SA (Putable 10/01/04 @ $100.00)(Ba2, BB+)   10/01/09      9.625     1,223,065
      198,000  (A) Nuevo Grupo Iusacell SA               (B1, B+)    12/01/06     14.250       205,920
                                                                                          ------------
                                                                                             1,428,985
                                                                                          ------------
PHILIPPINES (0.4%)
      487,000  (A) Republic of Philippines              (Ba1, BB+)   01/15/19      9.875       432,212
                                                                                          ------------
POLAND (0.4%)
      482,000  (B) Polska Telefonica Cyfrowa International
                Finance II SA                            (B2, B+)    12/01/09     11.250       477,674
                                                                                          ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR+                                               (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
BONDS (CONT'D)
SOUTH AFRICA (2.0%)
$      6,860,000  Republic of South Africa              (Baa1, BBB+) 08/31/10     13.000  $  2,291,997
                                                                                          ------------
SOUTH KOREA (0.8%)
         976,000  (A) Korea Development Bank            (Baa3, BBB)  10/01/02      7.625       962,678
                                                                                          ------------
SWEDEN (3.7%)
      39,000,000  Swedish Government                    (Aaa, AAA)   01/15/04      5.000     4,312,025
                                                                                          ------------
TURKEY (0.7%)
 641,550,000,000  Republic of Turkey                     (NR, NR)    05/23/01     33.137#      783,779
                                                                                          ------------
UNITED KINGDOM (1.9%)
       1,456,000  Lloyds TSB Bank PLC
                   (Callable 07/15/09 @ 100 EUR)        (Aa2, A+)    07/15/49      5.625     1,244,826
       1,000,000  Royal Bank of Scotland PLC            (A1, AA-)    03/31/49      6.770       921,641
                                                                                          ------------
                                                                                             2,166,467
                                                                                          ------------
UNITED STATES OF AMERICA (49.1%)
       3,560,000  California Infrastructure San Diego
                   Gas & Electric Rate Reduction
                   Series 1997-1 Class A7               (Aaa, AAA)   12/26/09      6.370     3,349,408
       1,490,000  Conseco, Inc.                         (Ba1, BBB-)  10/15/06      9.000       871,650
         623,891  Fannie Mae                            (Aaa, AAA)   10/01/24      6.500       582,558
         601,584  Fannie Mae                            (Aaa, AAA)   07/01/29      6.500       561,729
         373,747  Fannie Mae                            (Aaa, AAA)   08/01/29      6.500       348,987
         630,383  Fannie Mae                            (Aaa, AAA)   06/01/29      6.500       588,620
          94,135  Fannie Mae                            (Aaa, AAA)   06/01/29      6.500        87,898
          25,552  Fannie Mae                            (Aaa, AAA)   10/01/29      6.500        23,860
         565,134  Fannie Mae                            (Aaa, AAA)   01/01/30      6.500       527,694
         409,215  Fannie Mae                            (Aaa, AAA)   01/01/30      6.500       382,104
         126,017  Fannie Mae                            (Aaa, AAA)   03/01/30      6.500       117,668
         250,014  Fannie Mae                            (Aaa, AAA)   04/01/30      6.500       233,451
         280,000  Freddie Mac                           (Aaa, AAA)   08/15/06      6.375       266,955
       3,000,000  Federal-Mogul Corp.                   (Ba2, BB+)   01/15/06      7.375     2,445,000
     197,000,000  (C) Ford Motor Credit Co.              (A1, A+)    02/07/05      1.200     1,803,635
       2,880,799  Ginnie Mae                            (Aaa, AAA)   03/15/26      7.000     2,772,769
       3,524,298  Ginnie Mae                            (Aaa, AAA)   03/15/29      6.500     3,304,029
       2,931,000  GMAC Swift Trust Series 1999-1        (Aaa, AAA)   01/18/05      5.000     2,608,117
       1,600,000  Golden State Escrow Corp.
                   (Callable @ Make Whole +50BP)        (Ba1, BB+)   08/01/03      7.000     1,466,000
       2,435,000  Illinois Power Transitional Funding
                   Trust, Series 1998-1, Class A6       (Aaa, AAA)   06/25/09      5.540     2,207,681
       1,200,000  Lehman Brothers Holdings               (A3, A)     01/15/05      7.750     1,182,000
       5,308,000  MBNA Master Credit Card Trust II
                   Series 1997-I, Class A                (NR, NR)    01/15/07      6.550     5,152,741
       1,840,000  NTL Communications Corp. Class B++     (B3, B-)    10/01/08     11.500     1,876,800

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                         RATINGS+
   PAR+                                               (MOODY'S/S&P)  MATURITY      RATE%     VALUE
   ----                                                -----------   --------      -----   ----------
BONDS (CONT'D)
$      5,070,000  PECO Energy Transition Trust          (Aaa, AAA)   03/01/09      6.050  $  4,667,974
     248,000,000  (C) Toyota Motor Credit Corp.         (Aa1, AAA)   12/20/04      1.000     2,280,548
       5,661,000  U.S. Treasury Bonds                   (Aaa, AAA)   08/15/29      6.125     5,671,879
      11,165,000  U.S. Treasury Notes                   (Aaa, AAA)   08/15/09      6.000    10,923,187
       1,100,000  Voicestream Wireless Holding,
                   Series 144A (Callable
                   11/15/04 @ $105.19)                   (B2, B-)    11/15/09     10.375     1,122,000
                                                                                          ------------
                                                                                            57,426,942
                                                                                          ------------
TOTAL BONDS (Cost $113,806,797)                                                            106,294,826
                                                                                          ------------
 NUMBER OF
  SHARES
 ---------
PREFERRED STOCK (1.9%)
          23,900  Natexis AMBS Co., Series A
                   (Callable 06/30/08 @ $100.00)
                   (Cost $2,387,492)++                                             8.540     2,188,344
                                                                                          ------------
SHORT TERM INVESTMENTS (4.4%)
       5,186,452  RBB Select Sweep (Cost $5,186,452)                                         5,186,453
                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (97.1%) (Cost $121,380,743*)                                    113,669,624

OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)                                                 3,370,007
                                                                                          ------------
NET ASSETS (100.0%)                                                                       $117,039,631
                                                                                          ============
                            INVESTMENT ABBREVIATIONS

                           EUR = European Currency Unit
                            NR = Not Rated

--------------------------------------------------------------------------------
  + Unless  otherwise  indicated  below,  all securities are  denominated in the currency of the issuers' country of origin.
  + Credit  ratings  given by Moody's  Investors  Service,  Inc.  and Standard &
    Poor's Ratings Group are unaudited.
(A) Denominated in U.S. Dollars.
(B) Denominated in Euro.
(C) Denominated in Japanese Yen.
  # Rate shown reflects yield to maturity on date of purchase.
 ++ Illiquid security
  * Cost for federal income tax purposes is $121,453,762.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                               WARBURG PINCUS    WARBURG PINCUS
                                                INTERMEDIATE        NEW YORK                             WARBURG PINCUS
                                                  MATURITY        INTERMEDIATE       WARBURG PINCUS          GLOBAL
                                                 GOVERNMENT         MUNICIPAL         FIXED INCOME        FIXED INCOME
                                                    FUND               FUND                FUND               FUND
                                               --------------    ----------------    --------------      --------------
ASSETS
  Investments at value (Cost -
    $57,477,675, $79,302,687,
    $337,250,987 and $121,380,743,
    respectively)                               $ 5,810,767        $78,352,735        $321,230,919        $113,669,624
  Cash                                                    0            192,449              47,003                   0
  Receivable on forward currency contracts                0                  0                   0           1,768,246
  Dividends and interest receivable                 586,914          1,209,668           5,204,697           1,788,378
  Receivable for fund shares sold                    75,563             10,000               6,262              61,225
  Prepaid expenses and other assets                  17,310              7,874              12,024              11,452
                                                -----------        -----------        ------------        ------------
    Total Assets                                 56,490,554         79,772,726         326,500,905         117,298,925
                                                -----------        -----------        ------------        ------------
LIABILITIES
  Advisory fee payable                               14,363             19,438             134,761              57,265
  Administration fee payable                          4,602              6,588              27,224               9,663
  Foreign tax payable                                     0                  0                   0              22,787
  Payable for fund shares redeemed                        0                  0               9,948                   0
  Dividends payable                                 272,185            302,085           1,706,640               3,900
  Accrued expenses payable                           39,553             34,593             168,669             165,679
                                                -----------        -----------        ------------        ------------
    Total Liabilities                               330,703            362,704           2,047,242             259,294
                                                -----------        -----------        ------------        ------------
NET ASSETS
  Capital stock, $0.001 par value                     5,860              7,957              33,815               5,426
  Paid-in capital                                 8,876,637         80,706,925         349,062,284         136,868,708
  Accumulated undistributed net investment
    income                                                0                  0              23,203           1,892,025
  Accumulated net realized loss from
    investments and foreign currency
    related transactions                          1,055,738)          (354,909)         (8,645,571)        (15,591,132)
  Net unrealized depreciation
    from investments and foreign currency
    related translations                          1,666,908)          (949,952)        (16,020,068)         (6,135,396)
                                                -----------        -----------        ------------        ------------
    Net Assets                                   56,159,851         79,410,021         324,453,663         117,039,631
                                                ===========        ===========        ============        ============
COMMON SHARES
  Net assets                                    $56,131,692        $79,410,021        $317,954,092        $117,018,593
                                                -----------        -----------        ------------        ------------
  Shares outstanding                              5,850,995          7,956,642          33,137,941          11,938,210
                                                -----------        -----------        ------------        ------------
  Net asset value, offering price and
    redemption price per share                  $      9.59        $      9.98        $       9.59        $       9.80
                                                ===========        ===========        ============        ============
ADVISOR SHARES
  Net assets                                    $    28,159                           $   6,499,571       $     21,038
                                                -----------                           ------------        ------------
  Shares outstanding                                  2,934                                 677,698              2,027
                                                -----------                           ------------        ------------
  Net asset value, offering price and
    redemption price per share                  $      9.60                           $       9.59        $      10.38
                                                ===========                           ============        ============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                  WARBURG PINCUS  WARBURG PINCUS
                                                                   INTERMEDIATE      NEW YORK                       WARBURG PINCUS
                                                                     MATURITY      INTERMEDIATE     WARBURG PINCUS      GLOBAL
                                                                    GOVERNMENT       MUNICIPAL       FIXED INCOME    FIXED INCOME
                                                                       FUND             FUND              FUND           FUND
                                                                  --------------  ---------------   --------------  --------------
INVESTMENT INCOME:
    Dividends                                                       $        0      $   23,084      $    411,125     $   100,858
    Interest                                                         1,716,359       2,015,543        12,244,678       3,909,373
                                                                    ----------      ----------      ------------     -----------
      Total investment income                                        1,716,359       2,038,627        12,655,803       4,010,231
                                                                    ----------      ----------      ------------     -----------
EXPENSES:
    Investment advisory fees                                           135,417         162,673           892,919         616,748
    Administrative fees                                                 42,702          66,101           271,557          94,796
    Transfer agent fees                                                 23,010          20,312           148,331         122,337
    Registration fees                                                   13,486           6,832            21,836          18,582
    Legal fees                                                           9,088          11,144            16,432          13,846
    Custodian/Sub-custodian fees                                         7,925           6,412            29,723          52,965
    Printing expense                                                     7,789          10,496            33,620          18,086
    Directors/Trustees fees                                              6,370           6,585             6,605           5,860
    Audit fees                                                           6,212           6,178            11,146           8,985
    Insurance expense                                                      574             798             2,216           1,740
    Interest expense                                                        50             238             1,408             329
    Shareholder servicing/distribution fees                                 31               0             8,188              74
    Miscellaneous expenses                                                 643           2,396             4,691           2,567
                                                                    ----------      ----------      ------------     -----------
                                                                       253,297         300,165         1,448,672         956,915
    Less: fees waived, expenses reimbursed
      and transfer agent offsets                                       (90,767)        (56,156)         (101,105)       (370,931)
                                                                    ----------      ----------      ------------     -----------
      Total expenses                                                   162,530         244,009         1,347,567         585,984
                                                                    ----------      ----------      ------------     -----------
       Net investment income                                         1,553,829       1,794,618        11,308,236       3,424,247
                                                                    ----------      ----------      ------------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
    Net realized gain (loss) from:
      Security transactions                                           (281,833)         28,625        (6,562,048)     (1,899,934)
      Foreign currency forward transactions                                  0               0                 0       4,069,039
      Other foreign exchange transactions                                    0               0                 0      (1,166,796)
                                                                    ----------      ----------      ------------     -----------
                                                                      (281,833)         28,625        (6,562,048)      1,002,309
                                                                    ----------      ----------      ------------     -----------
    Net change in unrealized appreciation/ (depreciation) from:
      Investments                                                     (701,657)       (516,593)       (4,190,076)     (3,687,749)
      Translation of assets and liabilities
       in foreign currencies                                                 0               0                 0         795,772
                                                                    ----------      ----------      ------------     -----------
                                                                      (701,657)       (516,593)       (4,190,076)     (2,891,977)
                                                                    ----------      ----------      ------------     -----------
    Net loss on investments and foreign
      currency transactions                                           (983,490)       (487,968)      (10,752,124)     (1,889,668)
                                                                    ----------      ----------      ------------     -----------
    Net increase in net assets
      resulting from operations                                     $  570,339      $1,306,650      $    556,112     $ 1,534,579
                                                                    ==========      ==========      ============     ===========

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   WARBURG PINCUS                       WARBURG PINCUS
                                                                INTERMEDIATE MATURITY                NEW YORK INTERMEDIATE
                                                                   GOVERNMENT FUND                       MUNICIPAL FUND
                                                         --------------------------------       --------------------------------
                                                             FOR THE                              FOR THE
                                                           SIX MONTHS          FOR THE           SIX MONTHS           FOR THE
                                                              ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                         APRIL 30, 2000       OCTOBER 31,      APRIL 30, 2000       OCTOBER 31,
                                                           (UNAUDITED)            1999            (UNAUDITED)            1999
                                                         --------------      ------------      --------------      -------------
FROM OPERATIONS:
    Net investment income                                 $  1,553,829       $  3,596,379       $  1,794,618       $   4,004,059
    Net realized gain (loss) from security transactions       (281,833)          (578,188)            28,625            (383,534)
    Net change in unrealized depreciation
      from investments                                        (701,657)        (3,074,269)          (516,593)         (3,789,693)
                                                          ------------       ------------       ------------       -------------
       Net increase (decrease) in net assets
         resulting from operations                             570,339            (56,078)         1,306,650            (169,168)
                                                          ------------       ------------       ------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income:
      Common Class shares                                   (1,553,159)        (3,595,653)        (1,794,618)         (4,004,059)
      Advisor Class shares                                        (670)              (726)                 0                   0
    Distributions from net realized gains:
      Common Class shares                                            0           (287,008)                 0            (623,895)
      Advisor Class shares                                           0                (66)                 0                   0
    Distributions in excess of net realized gains:
      Common Class shares                                            0           (196,423)                 0                (210)
      Advisor Class shares                                           0                (14)                 0                   0
                                                          ------------       ------------       ------------       -------------
       Net decrease in net assets from
         dividends and distributions                        (1,553,829)        (4,079,890)        (1,794,618)         (4,628,164)
                                                          ------------       ------------       ------------       -------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                            27,718,157         68,865,628         22,521,776          54,393,636
    Reinvestment of dividends and distributions              1,101,019          3,612,598          1,271,033           4,058,953
    Net asset value of shares redeemed                     (28,321,087)       (89,908,731)       (27,828,743)        (76,643,731)
                                                          ------------       ------------       ------------       -------------
       Net increase (decrease) in net assets from
         capital share transactions                            498,089        (17,430,505)        (4,035,934)        (18,191,142)
                                                          ------------       ------------       ------------       -------------
       Net decrease in net assets                             (485,401)       (21,566,473)        (4,523,902)        (22,988,474)

NET ASSETS:
    Beginning of period                                     56,645,251         78,211,724         83,933,923         106,922,397
                                                          ------------       ------------       ------------       -------------
    End of period                                         $ 56,159,851       $ 56,645,251       $ 79,410,021       $  83,933,923
                                                          ============       ============       ============       =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  WARBURG PINCUS                       WARBURG PINCUS
                                                                FIXED INCOME FUND                   GLOBAL FIXED INCOME FUND
                                                        --------------------------------        --------------------------------
                                                            FOR THE                               FOR THE
                                                          SIX MONTHS          FOR THE            SIX MONTHS           FOR THE
                                                             ENDED           YEAR ENDED             ENDED           YEAR ENDED
                                                        APRIL 30, 2000       OCTOBER 31,       APRIL 30, 2000       OCTOBER 31,
                                                          (UNAUDITED)            1999             (UNAUDITED)            1999
                                                        --------------      ------------       --------------      -------------
FROM OPERATIONS:
    Net investment  income                              $  11,308,236       $  23,252,281       $  3,424,247       $   7,389,712
    Net realized loss from  security transactions          (6,562,048)         (1,962,658)        (1,899,934)         (5,859,598)
    Net realized gain from foreign currency forward
      transactions                                                  0                   0          4,069,039           5,729,634
    Net realized loss from other foreign exchange
      transactions                                                  0                   0         (1,166,796)         (2,810,765)
    Net change in unrealized appreciation/
      (depreciation) from:
      Investments                                          (4,190,076)        (17,380,764)        (3,687,749)         (1,598,484)
      Translation of assets and liabilites in
       foreign currencies                                           0                   0            795,772             616,925
                                                        -------------       -------------       ------------       -------------
    Net increase in net assets resulting
      from operations                                         556,112           3,908,859          1,534,579           3,467,424
                                                        -------------       -------------       ------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income:
      Common Class shares                                 (11,147,373)        (23,048,992)        (7,040,003)         (8,236,456)
      Advisor Class shares                                   (200,653)           (203,289)              (398)                  0
    Dividends in excess of net investment income:
      Common Class shares                                           0             (40,837)                 0            (164,530)
      Advisor Class shares                                          0                (326)                 0            (148,403)
    Distributions from net realized gains:
      Common Class shares                                           0          (1,625,676)                 0                   0
      Advisor Class shares                                          0             (12,945)                 0                   0
    Distributions in excess of net realized gains:
      Common Class shares                                           0             (61,094)                 0                   0
      Advisor Class shares                                          0                   0                  0                   0
                                                        -------------       -------------       ------------       -------------
      Net decrease in net assets from
       dividends and distributions                        (11,348,026)        (24,993,159)        (7,040,401)         (8,549,389)
                                                        -------------       -------------       ------------       -------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                          142,428,032         189,568,336         23,778,843          77,765,560
    Reinvestment of dividends and distributions             8,411,937          21,725,382          6,494,524           7,581,877
    Net asset value of shares redeemed                   (215,844,395)       (216,553,616)       (43,123,620)       (105,518,211)
                                                        -------------       -------------       ------------       -------------
    Net decrease in net assets from capital
      share transactions                                  (65,004,426)         (5,259,898)       (12,850,253)        (20,170,774)
                                                        -------------       -------------       ------------       -------------
    Net decrease in net assets                            (75,796,340)        (26,344,198)       (18,356,075)        (25,252,739)

NET ASSETS:
    Beginning of period                                   400,250,003         426,594,201        135,395,706         160,648,445
                                                                            -------------       ------------       -------------
    End of period                                       $ 324,453,663       $ 400,250,003       $117,039,631       $ 135,395,706
                                                        =============       =============       ============       =============
    Undistributed net investment income                 $      23,203       $      62,993       $  1,892,025       $   2,605,936
                                                        =============       =============       ============       =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                     FOR THE SIX
                                    MONTHS ENDED
                                   APRIL 30, 2000
                                      (UNAUDITED)     1999    1998      1997     1996       1995
                                  ----------------  -------  -------  -------  --------    -------
PER-SHARE DATA
  Net asset value,
    beginning of period                 $  9.77    $ 10.37   $ 10.05  $ 10.07   $ 10.22    $ 9.66
                                        -------    -------   -------  -------   -------   -------
INVESTMENT ACTIVITIES:
  Net investment income                    0.23       0.53      0.56     0.58      0.58      0.59
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)        (0.18)     (0.54)     0.32     0.10     (0.06)     0.56
                                        -------    -------   -------  -------   -------   -------
      Total from investment
       activities                          0.05      (0.01)     0.88     0.68      0.52      1.15
                                        -------    -------   -------  -------   -------   -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income                                (0.23)     (0.53)    (0.56)   (0.58)    (0.58)    (0.59)
  Distributions from net realized
     gains                                    0      (0.04)     0.00    (0.08)    (0.09)     0.00
  Distributions in excess of net
    realized gains                            0      (0.02)     0.00    (0.04)     0.00      0.00
                                        -------    -------   -------  -------   -------   -------
      Total dividends and
         distributions                    (0.23)     (0.59)    (0.56)   (0.70)    (0.67)    (0.59)
                                        -------    -------   -------  -------   -------   -------
NET ASSET VALUE, END OF PERIOD          $  9.59    $  9.77   $ 10.37  $ 10.05   $ 10.07   $ 10.22
                                        =======    =======   =======  =======   =======   =======
      Total return                        1.00%+    (0.05)%    9.35%    6.99%     5.16%    12.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                        $56,132    $56,625   $78,200  $48,421   $47,690   $55,898
    Ratio of expenses to
      average net assets                   0.63%*@    0.61%@    0.60%@   0.61%@    0.61%@    0.60%
    Ratio of net income to
      average net assets                   5.74%*     5.27%     5.54%    5.81%     5.68%     6.00%
    Decrease reflected in above
      operating ratios due to
      waivers/reimbursements               0.31%*     0.28%     0.34%    0.33%     0.46%     0.49%
Portfolio turnover rate                   30.65%     91.13%   133.98%  104.34%   163.59%   105.79%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .03% for the six months ended April 30, 2000 and .01%, .00%, .01% and .01% for years ending October 31, 1999, 1998,
   1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for the six months ended April 30, 2000 and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
+  Non-annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                            FOR THE SIX
                                           MONTHS ENDED
                                          APRIL 30, 2000
                                             (UNAUDITED)     1999        1998          1997        1996       1995
                                         ----------------  -------      -------      -------     --------    -------
PER-SHARE DATA
  Net asset value,
    beginning of period                        $ 10.04      $ 10.54     $  10.35     $ 10.34     $ 10.42     $ 10.07
                                               -------      -------     --------     -------     -------     -------
INVESTMENT ACTIVITIES:
  Net investment income                           0.22         0.42         0.44        0.45        0.45        0.47
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)               (0.06)       (0.44)        0.19        0.13        0.04        0.36
                                               -------      -------     --------     -------     -------     -------
      Total from investment
       activities                                 0.16        (0.02)        0.63        0.58        0.49        0.83
                                               -------      -------     --------     -------     -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income           (0.22)       (0.42)       (0.44)      (0.45)      (0.45)      (0.47)
  Distributions from net realized gains              0        (0.06)        0.00       (0.12)      (0.12)      (0.01)
                                               -------      -------     --------     -------     -------     -------
      Total dividends and distributions          (0.22)       (0.48)       (0.44)      (0.57)      (0.57)      (0.48)
                                               -------      -------     --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                 $  9.98      $ 10.04     $  10.54     $ 10.35     $ 10.34     $ 10.42
                                               =======      =======     ========     =======     =======     =======
      Total return                                1.61%+      (0.26)%       6.24%       5.83%       4.87%       8.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                               $79,410      $83,934     $106,922     $88,944     $77,559     $73,361
    Ratio of expenses to
      average net assets                          0.63%*@      0.61%@      0.60%@       0.60%@      0.61%@      0.60%
    Ratio of net income to
      average net assets                          4.41%*       4.03%        4.24%       4.40%       4.41%       4.50%
    Decrease reflected in above
      operating ratios due to
      waivers/reimbursements                      0.11%*       0.10%        0.07%       0.08%       0.17%       0.26%
Portfolio turnover rate                          13.34%       54.97%       37.25%      69.84%      69.23%     105.17%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .03% for the six months ended April 30, 2000 and .01%, .00%, .00% and .01% for the years ending October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for the six months ended April 30, 2000 and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
+  Non-annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                      FOR THE SIX
                                     MONTHS ENDED
                                    APRIL 30, 2000
                                      (UNAUDITED)    1999       1998       1997       1996       1995
                                    -------------- --------   --------   --------   --------   --------
PER-SHARE DATA
  Net asset value,
    beginning of period                 $   9.89   $  10.41   $  10.43   $  10.10   $  10.07   $   9.61
                                        --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITIES:
  Net investment income                     0.31       0.57       0.59       0.62       0.63       0.70
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)         (0.30)     (0.48)      0.07       0.33       0.03       0.46
                                        --------   --------   --------   --------   --------   --------
      Total from investment
       activities                           0.01       0.09       0.66       0.95       0.66       1.16
                                        --------   --------   --------   --------   --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income     (0.31)     (0.57)     (0.59)     (0.62)     (0.63)     (0.70)
  Distributions from net realized gains        0      (0.04)     (0.09)      0.00       0.00       0.00
                                        --------   --------   --------   --------   --------   --------
      Total dividends and distributions    (0.31)     (0.61)     (0.68)     (0.62)     (0.63)     (0.70)
                                        --------   --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD          $   9.59   $   9.89   $  10.41   $  10.43   $  10.10   $  10.07
                                        ========   ========   ========   ========   ========   ========
      Total return                          0.10%+     0.92%      6.48%      9.78%      6.80%     12.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                        $317,954   $393,433   $423,536   $265,453   $151,184   $116,983
    Ratio of expenses to
      average net assets                   0.78%*@     0.76%@     0.75%@     0.75%@     0.76%@     0.75%
    Ratio of net income to
      average net assets                    6.34%*     5.63%      5.64%      6.05%      6.30%      7.25%
    Decrease reflected in above
      operating ratios due to
      waivers/reimbursements                0.03%*     0.04%      0.04%      0.08%      0.15%      0.18%
Portfolio turnover rate                    48.22%    144.02%    124.04%    129.06%    194.23%    182.93%

---------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .03% for the six months ended April 30, 2000 and by .01%, .00%, .00% and .01% for the years ending October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .75% for the six months ended April 30, 2000 and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
+  Non-annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                           FOR THE SIX
                                          MONTHS ENDED
                                         APRIL 30, 2000
                                           (UNAUDITED)       1999         1998         1997         1996        1995
                                         --------------    --------     --------     --------     --------     --------
PER-SHARE DATA
  Net asset value,
    beginning of period                      $  10.25      $  10.62     $  10.91     $  11.17     $  11.04     $ 10.45
                                             --------      --------     --------     --------     --------     -------
INVESTMENT ACTIVITIES:
  Net investment income                          0.27          0.52         0.58         0.54         0.62        0.99
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)              (0.15)        (0.29)       (0.16)        0.08         0.57        0.09
                                             --------      --------     --------     --------     --------     -------
      Total from investment
       activities                                0.12          0.23         0.42         0.62         1.19        1.08
                                             --------      --------     --------     --------     --------     -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income          (0.57)        (0.59)       (0.71)       (0.34)       (1.06)      (0.49)
  Dividends in excess of net
    investment income                               0         (0.01)        0.00         0.00         0.00        0.00
  Distributions from net realized gains             0          0.00         0.00        (0.54)        0.00        0.00
                                             --------      --------     --------     --------     --------     -------
      Total dividends and
       distributions                            (0.57)        (0.60)       (0.71)       (0.88)       (1.06)      (0.49)
                                             --------      --------     --------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD               $   9.80      $  10.25     $  10.62     $  10.91     $  11.17     $ 11.04
                                             ========      ========     ========     ========     ========     =======
      Total return                               1.14%+        2.18%        4.10%        5.76%       11.35%      10.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                             $117,019      $135,327     $154,131     $194,731     $131,072     $63,641
    Ratio of expenses to
      average net assets                         0.98%*@       0.96%@       0.95%@       0.96%@       0.95%@      0.95%
    Ratio of net income to
      average net assets                         5.55%*        5.00%        5.21%        5.40%        6.78%       8.18%
    Decrease reflected in above
      operating ratios due to
      waivers/reimbursements                     0.57%*        0.57%        0.46%        0.39%        0.56%       0.63%
Portfolio turnover rate                         63.71%       365.02%      233.73%      202.92%      123.90%     128.70

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .03% for the six months ended April 30, 2000 and .01%, .00%, .01% and .00% for the years ending October 31, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .95% for the six months ended April 30, 2000 and for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.
+  Non-annualized.
*  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Intermediate Maturity Government Fund (the "Intermediate Government Fund"), a Maryland Corporation, and the Warburg Pincus Fixed Income Fund (the "Fixed Income Fund"), a Massachusetts Business Trust, are registered under the Investment Company Act of 1940, as amended (1940 Act), as diversified, open-end management investment companies. The Warburg Pincus New York Intermediate Municipal Fund (the "New York Municipal Fund"), a Massachusetts Business Trust, and the Warburg Pincus Global Fixed Income Fund (the "Global Fixed Income Fund"), a Maryland Corporation, are registered under the 1940 Act as non-diversified, open-end management investment companies (each, a "Fund" and collectively, the "Funds").

   Investment objectives for each Fund are as follows: the Intermediate Government Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital; the New York Municipal Fund seeks to maximize current interest income exempt from federal income tax and New York state and New York City personal income tax to the extent consistent with prudent investment management and the preservation of capital; the Fixed Income Fund seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation; and the Global Fixed Income Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

   Each Fund (except the New York Municipal Fund) offers two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Common and Advisor Class shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Class shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Class shares. The Advisor Class shares for the Intermediate Government Fund and the Fixed Income Fund currently bear expenses of .25% of average daily net assets. The Advisor Class shares of the Global Fixed Income Fund currently bear expenses of .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

are not readily available, securities and other assets are valued by another method that the Fund's Board believe accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fixed Income Fund and the Global Fixed Income Fund isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Fixed Income and the Global Fixed Income Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fixed Income and the Global Fixed Income Funds' investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   Each Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly for the Intermediate Government Fund, the New York Municipal Fund and the Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Fund's investment adviser (collectively the "Warburg Funds"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2000, the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended April 30, 2000, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                           --------
           Intermediate Government                        $ 7,674
           New York Municipal                              11,548
           Fixed Income                                    49,581
           Global Fixed Income                             17,291

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Pursuant to Investment Advisory Agreements, CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for the funds described herein.

   For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                ANNUAL RATE
           ------                             ----------------------------------
           Intermediate Government             .50% of average daily net assets
           New York Municipal                  .40% of average daily net assets
           Fixed Income                        .50% of average daily net assets
           Global Fixed Income                1.00% of average daily net assets

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   For the six months ended April 30, 2000, investment advisory fees and voluntary waivers were as follows:

                                            GROSS                     NET
           FUND                         ADVISORY FEE   WAIVER    ADVISORY FEE
           ----                         ------------ ---------   -------------
           Intermediate Government       $135,417    $ (69,551)    $ 65,866
           New York Municipal             162,673      (44,608)     118,065
           Fixed Income                   892,919      (51,524)     841,395
           Global Fixed Income            616,748     (353,640)     263,108

   Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of CSAM served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, Inc. ("PNC"), also serves as each Fund's co-administrator. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended April 30, 2000, administrative services fees earned by CFSI were as follows:

           FUND                                          CO-ADMINISTRATION FEE
           ----                                          ---------------------
           Intermediate Government                            $ 27,083
           New York Municipal                                   40,668
           Fixed Income                                        178,584
           Global Fixed Income                                  61,675

   For its administrative services, PFPC currently receives a fee calculated at an annual rate of .05% of each Fund's average daily net assets, exclusive of out-of-pocket expenses.

   For the six months ended April 30, 2000, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                         NET
           FUND                     CO-ADMINISTRATION FEE WAIVER CO-ADMINISTRATION FEE
           ----                     ----------------- ---------- ---------------------
           Intermediate Government       $15,619       $(13,542)      $ 2,077
           New York Municipal             25,433              0        25,433
           Fixed Income                   92,973              0        92,973
           Global Fixed Income            33,121              0        33,121

   CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. No compensation is paid by the Common Class shares for distribution services. Also, no compensation is payable by any of the Fund's to PDI for distribution services. Pursuant to a distribution plan

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Advisor Class shares of the Intermediate Government Fund and Fixed Income Fund, and .50% of the average daily net assets of the Advisor Class shares of the Global Fixed Income Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2000, shareholder servicing and distribution fees were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                    -----------------------
           Intermediate Government                        $   31
           Fixed Income                                    8,188
           Global Fixed Income                                74


3. LINE OF CREDIT

   The Funds, together with other Funds advised by CSAM, have established a $250 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At April 30, 2000, and during the six months ended April 30, 2000, the Funds had no borrowings under the credit facility.

4. INVESTMENTS IN SECURITIES

   For the six months ended April 30, 2000, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:

                                                              U.S. GOVERNMENT AND
                                     INVESTMENT SECURITIES     AGENCY OBLIGATIONS
                                   ------------------------ -------------------------
           FUND                      PURCHASES      SALES     PURCHASES      SALES
           ----                    -----------  ----------- ------------ ------------
           Intermediate Government $         0  $         0 $ 16,272,127 $ 15,024,087
           New York Municipal       10,608,232   13,728,320            0            0
           Fixed Income             32,108,941   78,827,946  128,197,400  111,579,453
           Global Fixed Income      49,949,414   69,121,063   24,225,998   22,077,133

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

4. INVESTMENTS IN SECURITIES -- (CONT'D)

   At April 30, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:


                                                                      NET
                                      UNREALIZED    UNREALIZED    UNREALIZED
           FUND                      APPRECIATION  DEPRECIATION  DEPRECIATION
           ----                      ------------ -------------  -------------
           Intermediate Government    $ 23,955    $(1,696,945)   $ (1,672,990)
           New York Municipal          309,172     (1,259,124)       (949,952)
           Fixed Income                316,801    (16,409,887)    (16,093,086)
           Global Fixed Income         453,455     (8,237,593)     (7,784,138)


5. FORWARD FOREIGN CURRENCY CONTRACTS

   The Fixed Income Fund and the Global Fixed Income Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise and from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contract. Each Fund will enter into forward contracts primarily for hedging purposes. However, on occasion the Funds may enter into forward contracts for speculative purposes, which may increase the Fund's investment risk. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At April 30, 2000, the Global Fixed Income Fund had the following open forward foreign currency contracts:

                                                                                  UNREALIZED
                                                                                    FOREIGN
                           EXPIRATION FOREIGN CURRENCY   CONTRACT     CONTRACT      EXCHANGE
FORWARD CURRENCY CONTRACT     DATE       TO BE SOLD       AMOUNT        VALUE         GAIN
-------------------------  ---------- ----------------  -----------  -----------  -----------
European Economic Unit      07/19/00    20,485,000      $19,812,887  $18,772,454  $1,040,433
Japanese Yen                07/19/00   627,500,000        6,080,426    5,892,782     187,644
Swedish Krona               07/19/00    40,000,000        4,613,610    4,491,808     121,802
Danish Krona                07/19/00    44,000,000        5,670,103    5,401,888     268,215
South African Rand          07/19/00     7,000,000        1,045,713    1,023,422      22,291
                                                        -----------  -----------  ----------
                                                        $37,222,739  $35,582,354  $1,640,385
                                                        ===========  ===========  ==========

6. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

6. FUTURES CONTRACTS -- (CONT'D)

segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. For the six months ended April 30, 2000, the Funds did not enter into futures contracts.


7. CAPITAL SHARE TRANSACTIONS

   The Intermediate Government Fund and the Global Fixed Income Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. The New York Municipal Fund and the Fixed Income Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Advisor Class.

   Transactions in classes of each Fund were as follows:

                                                             INTERMEDIATE GOVERNMENT FUND
                                              ----------------------------------------------------------
                                                      COMMON CLASS                 ADVISOR CLASS
                                              ----------------------------  ----------------------------
                                               FOR THE SIX       FOR THE      FOR THE SIX    FOR THE
                                               MONTHS ENDED     YEAR ENDED    MONTHS ENDED  YEAR ENDED
                                              APRIL 30, 2000   OCTOBER 31,  APRIL 30, 2000  OCTOBER 31,
                                               (UNAUDITED)         1999       (UNAUDITED)      1999
                                              --------------  ------------  --------------  ------------

Shares sold                                       2,876,541      6,866,626       1,178         1,181

Shares issued to shareholders on reinvestment
  of dividends and distributions                    114,153        360,109          56            81

Shares redeemed                                  (2,933,617)    (8,973,318)       (352)         (312)
                                               ------------   ------------     -------       -------
Net increase (decrease) in shares outstanding        57,077     (1,746,583)        882           950
                                               ============   ============     =======       =======

Proceeds from sale of shares                   $ 27,706,782   $ 68,853,863     $11,375       $11,765

Reinvestment of dividends and distributions       1,100,478      3,611,795         541           803

Net asset value of shares redeemed              (28,317,691)   (89,905,584)     (3,396)       (3,147)
                                               ------------   ------------     -------       -------
Net increase (decrease) from capital
  share transactions                           $    489,569   $(17,439,926)    $ 8,520       $ 9,421
                                               ============   ============     =======       =======

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                          NEW YORK MUNICIPAL FUND
                                            -------------------------------------------------
                                                    COMMON CLASS                ADVISOR CLASS
                                            -----------------------------       -------------
                                              FOR THE SIX       FOR THE            FOR THE
                                             MONTHS ENDED     YEAR ENDED         YEAR ENDED
                                            APRIL 30, 2000    OCTOBER 31,        OCTOBER 31,
                                              (UNAUDITED)        1999               1999
                                            --------------   ------------        -----------

Shares sold                                      2,248,927      5,216,327               0

Shares issued to shareholders on reinvestment
  of dividends and distributions                   127,037        392,124               0

Shares redeemed                                 (2,775,937)    (7,392,453)            (16)
                                              ------------   ------------           -----
Net decrease in shares outstanding                (399,973)    (1,784,002)            (16)
                                              ============   ============           =====

Proceeds from sale of shares                  $ 22,521,776   $ 54,393,636               0

Reinvestment of dividends and distributions      1,271,033      4,058,953               0

Net asset value of shares redeemed             (27,828,743)   (76,643,566)           (165)
                                              ------------   ------------           -----
Net decrease from capital share transactions  $ (4,035,934)  $(18,190,977)          $(165)
                                              ============   ============           =====

                                                                   FIXED INCOME FUND
                                             ----------------------------------------------------------
                                                     COMMON CLASS                 ADVISOR CLASS
                                             ----------------------------   ---------------------------
                                               FOR THE SIX     FOR THE        FOR THE SIX     FOR THE
                                              MONTHS ENDED   YEAR ENDED      MONTHS ENDED   YEAR ENDED
                                             APRIL 30, 2000  OCTOBER 31,    APRIL 30, 2000  OCTOBER 31,
                                               (UNAUDITED)      1999          (UNAUDITED)      1999
                                             --------------  -----------    --------------  -----------

Shares sold                                     14,547,384      18,227,693       55,193       439,586

Shares issued to shareholders on reinvestment
  of dividends and distributions                   845,616        2,122,951       17,171       21,355

Shares redeemed                                (22,032,966)     (21,257,886)    (84,195)      (65,295)
                                             -------------   --------------   ---------    ----------
Net increase (decrease) in shares outstanding   (6,639,966)        (907,242)    (11,831)      395,646
                                             =============   ==============   =========    ==========

Proceeds from sale of shares                 $ 141,889,568    $ 185,177,834   $ 538,464    $4,390,502

Reinvestment of dividends and distributions      8,244,647       21,509,897     167,290       215,485

Net asset value of shares redeemed            (215,023,621)    (215,896,103)   (820,774)     (657,513)
                                             -------------   --------------   ---------    ----------
Net increase (decrease) from capital
  share transactions                         $ (64,889,406)  $   (9,208,372)  $(115,020)   $3,948,474
                                             =============   ==============   =========    ==========

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                   GLOBAL FIXED INCOME FUND
                                                   ----------------------------------------------------------------
                                                           COMMON CLASS                     ADVISOR CLASS
                                                   ------------------------------    ------------------------------
                                                    FOR THE SIX        FOR THE        FOR THE SIX        FOR THE
                                                    MONTHS ENDED      YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                                   APRIL 30, 2000     OCTOBER 31,    APRIL 30, 2000     OCTOBER 31,
                                                    (UNAUDITED)          1999          (UNAUDITED)         1999
                                                   -------------     ------------    --------------    ------------

Shares sold                                           2,378,129         7,349,863              0             6,616

Shares issued to shareholders on reinvestment
  of dividends                                          652,123           712,944             38            14,067

Shares redeemed                                      (4,299,995)       (9,371,367)        (4,586)         (630,756)
                                                   ------------      ------------       --------       -----------
Net decrease in shares outstanding                   (1,269,743)       (1,308,560)        (4,548)         (610,073)
                                                   ============      ============       ========       ===========

Proceeds from sale of shares                       $ 23,778,843      $ 77,695,811       $      0       $    69,749

Reinvestment of dividends                             6,494,127         7,433,475            397           148,402

Net asset value of shares redeemed                  (43,075,377)      (98,813,056)       (48,243)       (6,705,155)
                                                   ------------      ------------       --------       -----------
Net decrease from capital
  share transactions                               $(12,802,407      $(13,683,770)      $(47,846)      $(6,487,004)
                                                   ============      ============       ========       ===========


8. CAPITAL LOSS CARRYOVER

   At April 30, 2000, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                CAPITAL LOSS CARRYOVER EXPIRES IN
                            -------------------------------------------  TOTAL CAPITAL
   FUND                      2002         2003       2006       2007     LOSS CARRYOVER
   ------------             -------    --------- ---------- ----------- ----------------
   Intermediate Government  $      0   $      0  $        0 $  726,633   $   726,633
   New York Municipal              0          0           0    383,534       383,534
   Fixed Income                    0          0           0  1,970,328     1,970,328
   Global Fixed Income       517,856    329,870   6,945,772  5,824,681    13,618,179

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS

   Each Fund (other than the New York Municipal Fund) currently offers one other class of shares, the Advisor Class shares, representing equal pro rata interests in each of the respective Funds. The financial highlights for an Advisor Class share of each Fund are as follows:

                                               INTERMEDIATE MATURITY GOVERNMENT FUND
                                           ----------------------------------------------
                                                                  ADVISOR CLASS
                                              FOR THE SIX   -----------------------------
                                             MONTHS ENDED   FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2000  -----------------------------
                                             (UNAUDITED)       1999    1998      1997**
                                            --------------    ------   ------  --------
PER-SHARE DATA
Net asset value, beginning of period              $ 9.77      $10.38   $10.06   $ 9.95
                                                  ------      ------   ------   ------
INVESTMENT ACTIVITIES:
  Net investment income                             0.22        0.51     0.53     0.11
  Net gains (losses) on investments and
    foreign currency related items (both
    realized and unrealized)                       (0.17)      (0.55)    0.32     0.11
                                                  ------      ------   ------   ------
      Total from investment activities              0.05       (0.04)    0.85     0.22
                                                  ------      ------   ------   ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income             (0.22)      (0.51)   (0.53)   (0.11)
  Distributions from net realized gains             0.00       (0.05)    0.00     0.00
  Distributions in excess of net realized gains     0.00       (0.01)    0.00     0.00
                                                  ------      ------   ------   ------
      Total dividends and distributions            (0.22)      (0.57)   (0.53)   (0.11)
                                                  ------      ------   ------   ------
Net asset value, end of period                    $ 9.60      $ 9.77   $10.38   $10.06
                                                  ======      ======   ======   ======
Total return                                        0.98%+      (0.39)%  8.99%    2.22%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)          $   28      $   20   $   12   $    2
    Ratio of expenses to average net assets@        0.88%*      0.86%    0.85%    0.85%*
    Ratio of net loss to average net assets         5.52%*      5.08%    5.28%    5.62%*
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                        0.30%*      0.30%    3.30%    0.00%*
Portfolio turnover rate                            30.65%      91.13%  133.98%  104.34%

--------------------------------------------------------------------------------
+  Non-annualized.
*  Annualized.
** For the period August 15, 1997  (Commencement of Operations)  through October
   31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .03% for the six months ended April 30, 2000 and .01%, .00%, and .00% for the years or period ended October 31, 1999, 1998, and 1997, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was .85% for the six months ended April 30, 2000 and for each of the years or period ended October 31, 1999, 1998, and 1997, respectively.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                      FIXED INCOME FUND
                                   -----------------------------------------------------
                                                               ADVISOR CLASS
                                     FOR THE SIX  --------------------------------------
                                    MONTHS ENDED      FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2000 --------------------------------------
                                     (UNAUDITED)   1999       1998      1997      1996**
                                   -------------- ------     ------    -------   -------
PER-SHARE DATA
Net asset value, beginning of period    $ 9.89    $10.41     $10.43     $10.10    $ 9.90
                                        ------    ------     ------     ------    ------
INVESTMENT ACTIVITIES:
  Net investment income                   0.30      0.54      0.56       0.60      0.19
  Net gains (losses) on investments
    and foreign currency related
    items (both realized and unrealized) (0.30)    (0.48)      0.07       0.33      0.20
                                        ------    ------     ------     ------    ------
      Total from investment activities    0.00      0.06       0.63       0.93      0.39
                                        ------    ------     ------     ------    ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income                               (0.30)    (0.54)     (0.56)     (0.60)    (0.19)
  Distributions from net realized gains   0.00     (0.04)     (0.09)      0.00      0.00
                                        ------    ------     ------     ------    ------
      Total dividends and
       distributions                     (0.30)    (0.58)     (0.65)     (0.60)    (0.19)
                                        ------    ------     ------     ------    ------
Net asset value, end of period          $ 9.59    $ 9.89     $10.41     $10.43    $10.10
                                        ======    ======     ======     ======    ======
Total return                             (0.03)%+   0.67%      6.21%      9.51%     3.93%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                        $6,500    $6,817     $3,058     $3,963    $  911
    Ratio of expenses to average
      net assets@                         1.03%*    1.01%      1.00%      1.00%     1.00%*
    Ratio of net income to average
      net assets                          6.10%*    5.38%      5.40%      5.62%     5.85%*
    Decrease reflected in above
      operating ratios due to
      waivers/reimbursements              0.03%*    0.05%      0.04%      0.08%     0.11%*
Portfolio turnover rate                  48.22%   144.02%    124.04%    129.06%   194.23%

--------------------------------------------------------------------------------
+  Non-annualized.
*  Annualized.
** For the period July 3, 1996 (Commencement of Operations)  through October 31,
   1996.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .03% for the six months ended April 30, 2000 and .01%, .00%, .00%, and .00% for the years or period ended October 31, 1999, 1998, 1997, and 1996, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.00% for the six months ended April 30, 2000 and for each of the years or period ended October 31, 1999, 1998, 1997, and 1996, respectively.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

9. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                   GLOBAL FIXED INCOME FUND
                                  -------------------------------------------------------
                                                               ADVISOR CLASS
                                     FOR THE SIX   --------------------------------------
                                    MONTHS ENDED      FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2000  --------------------------------------
                                     (UNAUDITED)    1999       1998       1997    1996**
                                   --------------  -------    ------     ------   -------
PER-SHARE DATA
Net asset value, beginning of period    $10.48      $10.57    $10.90     $11.17    $10.90
                                        ------      ------    ------     ------    ------
INVESTMENT ACTIVITIES:
  Net investment income                   0.26        0.44(a)   0.37       0.41      0.10
  Net gains (losses) on investments and
    foreign currency related items (both
    realized and unrealized)             (0.16)      (0.29)    (0.02)      0.15      0.27
                                        ------      ------    ------     ------    ------
      Total from investment activities    0.10        0.15      0.35       0.56      0.37
                                        ------      ------    ------     ------    ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income   (0.20)      (0.00)    (0.68)     (0.29)    (0.10)
  Dividends in excess of net investment
    income                                0.00       (0.24)     0.00       0.00      0.00
  Distributions from net
    realized gains                        0.00        0.00      0.00      (0.54)     0.00
                                        ------      ------    ------     ------    ------
      Total dividends and distributions  (0.20)      (0.24)    (0.68)     (0.83)    (0.10)
                                        ------      ------    ------     ------    ------
Net asset value, end of period          $10.38      $10.48    $10.57     $10.90    $11.17
                                        ======      ======    ======     ======    ======
Total return                              0.93%+      1.41%     3.51%      5.18%     3.41%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)$   21      $   69    $6,518     $8,935    $   39
    Ratio of expenses to average
      net assets@                         1.48%*      1.45%     1.45%      1.45%     1.45%*
    Ratio of net income to average
      net assets                          4.85%*      4.14%     4.75%      4.76%     5.69%*
    Decrease reflected in above operating
      expense ratios due to
      waviers/reimbursements              0.59%*      0.49%     0.37%      0.33%     0.21%*
Portfolio turnover rate                  63.71%     365.02%   233.73%    202.92%   123.90%

--------------------------------------------------------------------------------
(a)Per share information is calculated using the average outstanding shares method.
+  Non-annualized.
*  Annualized.
** For the period August 12, 1996  (Commencement of Operations)  through October
   31, 1996.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .03% for the six months ended April 30, 2000 and .00%, .00%, .00%, and .00% for the years or period ended October 31, 1999, 1998, 1997, and 1996, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.45% for the six months ended April 30, 2000 and for each of the years or period ended October 31, 1999, 1998, 1997, and 1996, respectively.

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                                [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                      P.O. BOX 9030, BOSTON, MA 02205-9030
               800-WARBURG (800-927-2874) (BULLET) www.warburg.com

PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.                          WPBDF-3-0400